Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
IT and equipment [Member]
IfrsDisclosureOfAccountingPoliciesLineItems [Line Items]
Estimated useful lives	3 years
Fixtures and fittings [Member]
IfrsDisclosureOfAccountingPoliciesLineItems [Line Items]
Estimated useful lives	5 years